Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities	Other non-current liabilities

	At December 31,
	2018	2019	2020
	(in thousands)
Trade Payables	—	1,139	851
Deferred tax liabilities	691	429	19
Contract liabilities:
License and development services agreement	—	11,249	2,343
Deferred revenue	808	323	54
Total contract liabilities	$808	$11,572	$2,397